CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Total	As Previously Reported [Member]	Retroactive Application of Recapitalization Due to Business Combination Transaction [Member]	Series A-1 Preferred Stock [Member] As Previously Reported [Member]	Series A-1 Preferred Stock [Member] Retroactive Application of Recapitalization Due to Business Combination Transaction [Member]	Series A-2 Preferred Stock [Member] As Previously Reported [Member]	Series A-2 Preferred Stock [Member] Retroactive Application of Recapitalization Due to Business Combination Transaction [Member]	Series A Common Stock [Member] As Previously Reported [Member]	Series A Common Stock [Member] Retroactive Application of Recapitalization Due to Business Combination Transaction [Member]	Common Stock [Member]	Common Stock [Member] Retroactive Application of Recapitalization Due to Business Combination Transaction [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] As Previously Reported [Member]	Additional Paid-in Capital [Member] Retroactive Application of Recapitalization Due to Business Combination Transaction [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] As Previously Reported [Member]
Beginning balance at Dec. 31, 2018		$ 99,693	$ (77,376)	$ 177,069	$ 78,937	$ (78,937)	$ 98,132	$ (98,132)			$ 4	$ 4	$ 215,598	$ 38,533	$ 177,065	$ (115,909)	$ (115,909)
Beginning balance (in shares) at Dec. 31, 2018					6,900,000	(6,900,000)	3,833,333	(3,833,333)	4,600,000	(4,600,000)	43,761,799	43,761,799
Issuance of Series A-1 preferred stock and Series A common stock and common stock in exchange for cash		60,058									$ 2		60,056
Issuance of Series A-1 preferred stock and Series A common stock and common stock in exchange for cash, (in shares)											17,140,593
Issuance of common stock under equity incentive plans, (in shares)											28,540
Partial settlement of Equity Commitment liability upon issuance of Series A-1 preferred stock and Series A common stock		38,150											38,150
Equity-based compensation expense		8,311											8,311
Net loss		(128,389)														(128,389)
Ending balance at Dec. 31, 2019	[1]	77,823									$ 6		322,115			(244,298)
Ending balance (in shares) at Dec. 31, 2019	[1]										60,930,932
Issuance of common stock under equity incentive plans related to vesting of RSUs, (in shares)	[1]										14,270
Equity-based compensation expense	[1]	2,970											2,970
Net loss	[1]	(53,208)														(53,208)
Ending balance at Mar. 31, 2020	[1]	27,585									$ 6		325,085			(297,506)
Ending balance (in shares) at Mar. 31, 2020	[1]										60,945,202
Beginning balance at Dec. 31, 2019	[1]	77,823									$ 6		322,115			(244,298)
Beginning balance (in shares) at Dec. 31, 2019	[1]										60,930,932
Issuance of Series A-1 preferred stock and Series A common stock and common stock in exchange for cash		25,000											25,000
Issuance of Series A-1 preferred stock and Series A common stock and common stock in exchange for cash, (in shares)											2,500,000
Issuance of common stock under equity incentive plans, (in shares)											42,810
Partial settlement of Equity Commitment liability upon issuance of Series A-1 preferred stock and Series A common stock		5,530											5,530
Redemption of Series A-1 preferred stock with exchange													(3,871)			3,871
Redemption of Series A common stock with exchange													(1,659)			1,659
Issuance of additional common stock related to anti-dilution provisions of Series A-2 preferred stock											$ 2		(2)
Issuance of additional common stock related to anti-dilution provisions of Series A-2 preferred stock , (in shares)											15,208,762
Issuance of common stock, net of offering costs upon Business Combination Transaction		417,788									$ 5		417,783
Issuance of common stock, net of offering costs upon Business Combination Transaction, (in shares)											48,441,450
Equity-based compensation expense		10,521											10,521
Net loss		(152,142)														(152,142)
Ending balance at Dec. 31, 2020	[1]	384,520									$ 13		775,417			(390,910)
Ending balance (in shares) at Dec. 31, 2020	[1]										127,123,954
Issuance of common stock under equity incentive plans related to vesting of RSUs, (in shares)	[1]										14,270
Issuance of common stock under equity incentive plans related to exercise of options	[1]	742											742
Issuance of common stock under equity incentive plans related to exercise of options (in shares)	[1]										186,892
Reclassification of private placement warrants from equity to other long-term liabilities	[1]	(305)											(305)
Equity-based compensation expense	[1]	6,060											6,060
Net loss	[1]	(50,981)														(50,981)
Ending balance at Mar. 31, 2021	[1]	$ 340,036									$ 13		$ 781,914			$ (441,891)
Ending balance (in shares) at Mar. 31, 2021	[1]										127,325,116

[1]	Historical share and capital amounts were retroactively restated for reverse recapitalization as described in Note 1, Nature of Operations.